Investment in Cauchari-Olaroz Project - Schedule of Amounts Presented in Financial Statements of Joint Venture (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash and cash equivalents		$ 510,607	$ 148,070	$ 83,614
Total current assets		532,575	154,340
Non-current assets		284,767	172,383
Current liabilities		(8,256)	(8,754)
Income tax expense		0	1,219
Withholding tax expense	[1]	0	(1,219)
General and administrative expenses		(10,386)	(7,713)
NET (LOSS) /INCOME		(38,488)	(36,234)
Minera Exar S.A.
CURRENT ASSETS
Cash and cash equivalents		937	752
Other current assets		1,087	7,397
Total current assets		2,024	8,149
Non-current assets		783,138	512,990
Current liabilities		(93,509)	(20,458)
Non-current liabilities - loans from Exar Capital		(438,306)	(267,222)
Other non-current liabilities		(6,271)	(5,828)
Net assets		247,076	227,631
Other losses		0	(1,893)
Income tax expense		(61,978)	0
Deferred tax recovery		81,424	4,342
NET (LOSS) /INCOME		19,446	2,449
Exar Capital B.V.
CURRENT ASSETS
Cash and cash equivalents		4,616	10,769
Other current assets		583	3,126
Total current assets		5,199	13,895
Non-current assets		438,306	267,222
Current liabilities		(353,924)	(230,906)
Other current liabilities		(479)	(1,000)
Other non-current liabilities		(10,441)	(5,284)
Net assets		78,661	43,927
Interest income on loans from Exar Capital		40,403	26,258
Withholding tax expense		(5,157)	(2,973)
General and administrative expenses		(514)	(457)
NET (LOSS) /INCOME		$ 34,732	$ 22,828

[1]	Estimated accrued foreign withholding taxes of $1,219 at December 31, 2020 relate to Exar Capital and are payable when interest from intercompany loans between the Company and its Joint Operation is received.